Earnings per Share	9 Months Ended
Sep. 30, 2016
Earnings per Share
Earnings per Share

13. Earnings per Share

The Company made no adjustments to net income for the purposes of computing earnings per share and there were no antidilutive securities. For the three and nine months ended September 30, 2016, basic and diluted earnings per share were computed using the number of shares of common stock outstanding immediately following the Reorganization Transactions on April 1, 2016, as if such shares were outstanding for the entire period prior to the Reorganization Transactions, plus the weighted average number of such shares outstanding following the Reorganization Transactions through September 30, 2016. For the three and nine months ended September 30, 2015, basic and diluted earnings per share were computed using the number of shares of common stock outstanding immediately following the Reorganization Transactions, as if the Company had operated as a stand-alone entity for all periods presented.

The computation of basic and diluted earnings per share were as follows for the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(dollars in thousands, except shares and per share amounts)	2016	2015	2016	2015
Numerator:
Net income	$53,235	$54,889	$173,626	$163,569

Denominator:
Basic: weighted-average shares outstanding	139,500,542	139,459,620	139,473,360	139,459,620
Add: weighted-average equity-based awards	3,016	—	1,013	—
Diluted: weighted-average shares outstanding	139,503,558	139,459,620	139,474,373	139,459,620

Basic earnings per share	$0.38	$0.39	$1.24	$1.17
Diluted earnings per share	$0.38	$0.39	$1.24	$1.17